Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 63,586	$ 49,264	$ 9,393
Less: allowance for expected credit loss	(19)	(19)	(19)
Total accounts receivable net	$ 63,567	$ 49,245	$ 9,374